N-6	Oct. 16, 2024
Prospectus:
Document Type	N-6
Entity Registrant Name	PACIFIC SELECT EXEC SEPARATE ACCT PACIFIC LIFE INS
Entity Central Index Key	0000832908
Entity Investment Company Type	N-6
Document Period End Date	Oct. 16, 2024
Amendment Flag	false
Item 18. Portfolio Companies (N-6) [Text Block]

Effective November 1, 2024, the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT is amended to reflect the following changes:

●	The Subadvisor for the Pacific Select Fund Value Portfolio will change from American Century Investment Management, Inc. to Putnam Investment Management, LLC.
●	All references to the name of the Clearbridge Variable Aggressive Growth Portfolio will change to the Clearbridge Variable Growth Portfolio.